Geographic and Significant Customer Information (Details)	6 Months Ended
Jun. 30, 2026 Segments
Geographic and Significant Customer Information [Abstract]
Number of reportable segment	1
Number of operating segment	1
Description of CODM	The chief operating decision maker (“CODM”) assesses the performance of the Company and decides how to allocate resources based upon consolidated net comprehensive loss, as reported in the consolidated statements of comprehensive loss. The measure of segment assets that is reviewed by the CODM is consolidated total assets, as reported in the consolidated balance sheet. Significant expense categories provided to the CODM are those presented in the consolidated statements of comprehensive loss and in Notes 5-8.